Tax Receivable Agreement Obligation to Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Tax Receivable Agreement Obligation to Related Parties

12. Tax Receivable Agreement Obligation to Related Parties

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including certain affiliates of General Atlantic LLC (“General Atlantic”), H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. The Company will retain the benefit of the remaining 15% of these tax savings.

In connection with the 2011 Transactions, H&F and certain current and former members of management exchanged all of their remaining EBS Master units (“EBS Units”) (and corresponding shares of Class B common stock) for cash and a combination of cash and shares of Parent, respectively, and General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone (Blackstone, together with H&F and certain current and former members of management are hereinafter sometimes referred to collectively as the “TRA Members”). Additionally, effective December 31, 2011, the Company simplified its corporate structure. The tax attributes of the exchange of EBS Units and corporate restructuring are expected to provide the Company with additional cash savings, 85% of which are payable to the TRA Members. Collectively, the Company expects the tax attributes of the above referenced events to result in cumulative payments under the tax receivable agreements of approximately $353,000. $130,042 of this amount, which reflected the initial fair value of the tax receivable agreement obligations plus recognized accretion, was reflected as an obligation on the balance sheet at June 30, 2012. The accompanying consolidated statement of operations for the three and six months ended June 30, 2012 includes accretion expense of $8,579 and $12,346, respectively, related to this obligation.

In June 2012, the Company changed its estimate of the timing and amount of expected future cash flows attributable to the tax receivable agreements as a result of the impact of the amendments to the Senior Credit Agreement and the TC3 acquisition. This change in estimate resulted in an increase to pretax net loss of $4,690 for the three and six months ended June 30, 2012, respectively.

18. Tax Receivable Agreement Obligations to Related Parties

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including certain affiliates of General Atlantic, H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. The Company will retain the benefit of the remaining 15% of these tax savings.

In connection with the 2011 Transactions, H&F and certain current and former members of management exchanged all of their remaining EBS Units (and corresponding shares of Class B common stock) for cash and a combination of cash and shares of Parent, respectively, and General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone. Additionally, effective December 31, 2011, the Company simplified its corporate structure. The tax attributes of the exchange of EBS Units and corporate restructuring are expected to provide the Company with additional cash savings, 85% of which are payable to the TRA Members. Collectively, the Company expects the tax attributes of the above referenced events to result in cumulative payments under the tax receivable agreements of $353,366.

Based on current facts and circumstances, the Company estimates the aggregate payments due under the tax receivable agreements to be as follows:

Years Ending December 31:
2012	$334
2013	1,094
2014	962
2015	20,754
2016	39,701
Thereafter	290,521

Gross expected payments	353,366
Less: Amounts representing discount	(235,555)

Total tax receivable agreement obligations due to related parties	117,811
Less: Current portion due (included in accrued expenses)	(334)

Tax receivable agreement obligations due to related parties	$117,477

The timing and/or amount of aggregate payments due may vary based on a number of factors, including the amount and timing of the taxable income the Company generates in the future and the tax rate then applicable, the use of loss carryovers and the portion of payments under the tax receivable agreements constituting imputed interest or amortizable basis.